Equity-based Compensation Plans - Schedule of Equity-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense	$ 25,536	$ 3,594	$ 824
Cost of Revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense	2,809	181	54
Sales and Marketing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense	6,544	1,384	425
Product Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense	4,723	532	167
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense	$ 11,460	$ 1,497	$ 178